Basis of presentation	6 Months Ended
Jun. 30, 2017
Basis of Presentation [Abstract]
Basis of presentation
NOTE 2 - BASIS OF PRESENTATION
The accompanying interim condensed consolidated financial statements are unaudited, but, in the opinion of management, reflect all adjustments for a fair statement of Navios Partners' consolidated financial positions, statement of partner's capital, statements of operations and cash flows for the periods presented. The results of operations for the interim periods are not necessarily indicative of results for the full year. The footnotes are condensed as permitted by the requirements for interim financial statements and accordingly, do not include information and disclosures required under United States generally accepted accounting principles (“U.S. GAAP”) for complete financial statements. All such adjustments are deemed to be of a normal recurring nature. These interim financial statements should be read in conjunction with the Company's consolidated financial statements and notes included in Navios Partners' 2016 Annual Report filed on Form 20-F with the Securities and Exchange Commission (“SEC”).
Based on internal forecasts and projections that take into account reasonably possible changes in our trading performance, management believes that the Company has adequate financial resources to continue in operation and meet its financial commitments, including but not limited to capital expenditures and debt service obligations, for a period of at least twelve months from the date of issuance of these interim condensed consolidated financial statements. Accordingly, the Company continues to adopt the going concern basis in preparing its financial statements.
The Company elected to early adopt the requirements of ASU 2017-01 effective beginning the second quarter ending June 30, 2017 and applied this guidance prospectively in the current period presented in the Company's condensed consolidated financial information in connection with the acquisition of the five container vessels (see note 4). The early adoption of this ASU did not have a material effect on the Company's consolidated financial statements.

The accompanying consolidated financial statements include the following entities:

		Country of	Statements of operations
Company name	Vessel name	incorporation	2017	2016
Libra Shipping Enterprises Corporation	Navios Libra II	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Alegria Shipping Corporation	Navios Alegria	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Felicity Shipping Corporation	Navios Felicity	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Gemini Shipping Corporation	Navios Gemini S	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Galaxy Shipping Corporation	Navios Galaxy I	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Aurora Shipping Enterprises Ltd.	Navios Hope	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Palermo Shipping S.A. (***)	Navios Apollon	Marshall Is.	1/01 - 04/21	1/01 - 06/30
Fantastiks Shipping Corporation	Navios Fantastiks	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Sagittarius Shipping Corporation	Navios Sagittarius	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Hyperion Enterprises Inc.	Navios Hyperion	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Chilali Corp.	Navios Aurora II	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Surf Maritime Co.	Navios Pollux	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Pandora Marine Inc.	Navios Melodia	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Customized Development S.A.	Navios Fulvia	Liberia	1/01 - 06/30	1/01 - 06/30
Kohylia Shipmanagement S.A.	Navios Luz	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Orbiter Shipping Corp.	Navios Orbiter	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Floral Marine Ltd.	Navios Buena Ventura	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Golem Navigation Limited	Navios Soleil	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Kymata Shipping Co.	Navios Helios	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Joy Shipping Corporation	Navios Joy	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Micaela Shipping Corporation	Navios Harmony	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Pearl Shipping Corporation	Navios Sun	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Velvet Shipping Corporation	Navios La Paix	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Perigiali Navigation Limited	Navios Beaufiks	Marshall Is.	1/01 - 06/30	—
Finian Navigation Co.	Navios Ace	Marshall Is.	06/09 - 06/30	—
Ammos Shipping Corp.	Navios Prosperity I	Marshall Is.	06/07 - 06/30	—
Rubina Shipping Corporation	Hyundai Hongkong	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Topaz Shipping Corporation	Hyundai Singapore	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Beryl Shipping Corporation	Hyundai Tokyo	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Cheryl Shipping Corporation	Hyundai Shanghai	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Christal Shipping Corporation	Hyundai Busan	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Fairy Shipping Corporation	YM Utmost	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Limestone Shipping Corporation	YM Unity	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Dune Shipping Corp. (**)	MSC Cristina	Marshall Is.	1/01 - 01/12	1/01 - 06/30
Citrine Shipping Corporation	—	Marshall Is.	—	—
Olympia II Navigation Limited	MOL Dominance	Marshall Is.	05/25 - 06/30	—
Pingel Navigation Limited	MOL Delight	Marshall Is.	05/25 - 06/30	—
Ebba Navigation Limited	MOL Destiny	Marshall Is.	05/25 - 06/30	—
Clan Navigation Limited	MOL Devotion	Marshall Is.	05/25 - 06/30	—
Sui An Navigation Limited	MOL Dedication	Marshall Is.	05/25 - 06/30	—
Other
JTC Shipping and Trading Ltd (*)	Holding Company	Malta	1/01 - 06/30	1/01 - 06/30
Navios Maritime Partners L.P.	N/A	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Navios Maritime Operating L.L.C.	N/A	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Navios Partners Finance (US) Inc.	Co-Borrower	Delaware	1/01 - 06/30	1/01 - 06/30
Navios Partners Europe Finance Inc.	Sub-Holding Company	Marshall Is.	1/01 - 06/30	1/01 - 06/30
Navios Partners Containers Finance Inc.		Marshall Is.	05/25 - 06/30	—
Navios Partners Containers Inc.		Marshall Is.	05/25 - 06/30	—
(*)      Not a vessel-owning subsidiary and only holds right to charter-in contracts.
(**)      The vessel was classified as held for sale and was sold on January 12, 2017 (see note 4).
(***)      The vessel was sold on April 21, 2017 (see note 4).